Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
Prepayments and Other Current Assets

7. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
Deductible VAT input	495,150	196,021
Prepayments to vendors	217,883	104,271
Prepaid rental and deposits	67,969	30,357
Loan receivable from Lifan Holdings(1)	8,000	8,000
Others	23,954	15,006
Total	812,956	353,655
(1)	Loan receivable from Lifan Holdings will be repaid when the Group pays the remaining consideration of the Acquisition, as stipulated in the loan agreement.